UNITED STATES
					SECURTIES AND EXCHANGE COMMISSION
						Washington,  D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
						    [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Senior
Title:  Chief Operating Officer
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Michael J. Senior  Short Hills, New Jersey  July 28, 1999

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $598,013

List of Other Included Managers:

No.  13F File Number   Name:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103      281 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100      934 5048.0000SH       SOLE                                  5048.0000
ALLIANCE CAP MGMT L P UNIT LTD COM              018548107      218 6750.0000SH       SOLE                                  6750.0000
AMERCO COM                     COM              023586100      396 17600.0000SH      SOLE                                 17600.0000
AMERICAN EXPRESS CO            COM              025816109     4291 32979.0000SH      SOLE                                 32979.0000
ANCHOR GAMING                  COM              033037102      457 9500.0000SH       SOLE                                  9500.0000
ATWOOD OCEANICS INC COM        COM              050095108      262 8400.0000SH       SOLE                                  8400.0000
BEAR STEARNS COS INC           COM              073902108      411 8785.0000SH       SOLE                                  8785.0000
BERKSHIRE HATHAWAY CL A        COM              084670108    62630 909.0000 SH       SOLE                  11.0000          898.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   139451 62255.0000SH      SOLE                  82.0000        62173.0000
BRISTOL MYERS SQUIBB           COM              110122108      242 3440.0000SH       SOLE                                  3440.0000
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106      965 38700.0000SH      SOLE                                 38700.0000
CITIGROUP                      COM              172967101      937 19732.0000SH      SOLE                                 19732.0000
COCA COLA CO COM               COM              191216100      968 15612.0000SH      SOLE                                 15612.0000
CONSECO INC COM                COM              208464107      974 32002.0000SH      SOLE                                 32002.0000
DISNEY WALT CO                 COM              254687106      595 19305.0000SH      SOLE                                 19305.0000
DUNN COMPUTER CORP VA          COM              265771105       20 10000.0000SH      SOLE                                 10000.0000
FEDERAL HOME LN MTG CP         COM              313400301    10151 175020.0000SH     SOLE                                 175020.00
FEDERAL NATL MTG ASSN          COM              313586109      255 3738.0000SH       SOLE                                  3738.0000
FIRST UN RL EST EQ&MTG SH BEN  COM              337400105     3228 717300.0000SH     SOLE                                 717300.00
GLOBAL DIRECTMAIL CORP COM     COM              379321102      247 20000.0000SH      SOLE                                 20000.0000
GYRODYNE CO AMER INC COM       COM              403820103      220 12937.0000SH      SOLE                                 12937.0000
HOUSEHOLD INTL                 COM              441815107   230980 4875569.8087SH    SOLE               27100.0000        4848469.8
HVIDE MARINE INC CL A          COM              448515106       22 10000.0000SH      SOLE                                 10000.0000
IKON OFFICE SOLUTIONS COM      COM              451713101      225 15000.0000SH      SOLE                                 15000.0000
INTEL CORP                     COM              458140100     2549 42832.0000SH      SOLE                                 42832.0000
INVESTMENT TECH GROUP INC      COM              46145F105      806 25093.0000SH      SOLE                                 25093.0000
JEFFERIES GROUP INC (NEW)      COM              472319102     4159 143400.0000SH     SOLE                                 143400.00
KOMAG INC COM                  COM              500453105       66 20000.0000SH      SOLE                                 20000.0000
LEUCADIA NATL                  COM              527288104    19184 756027.0000SH     SOLE                4000.0000        752027.00
LIQUI BOX CORP                 COM              536314107      306 5700.0000SH       SOLE                                  5700.0000
M & T BANK CORP                COM              55261F104     1941 3530.0000SH       SOLE                                  3530.0000
MARKEL CORP                    COM              570535104     3871 20700.0000SH      SOLE                                 20700.0000
MATTHEWS INTL CORP CL A        COM              577128101      622 21000.0000SH      SOLE                                 21000.0000
MERCURY GENL CORP NEW          COM              589400100    12198 358753.4820SH     SOLE                1900.0000        356853.48
MERITOR SVGS BK PA COM         COM              590007100       19 14000.0000SH      SOLE                                 14000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448     2382 23210.0000SH      SOLE                                 23210.0000
NETWORK COMPUTG DEVICE         COM              64120n100      337 70000.0000SH      SOLE                                 70000.0000
NETWORKS ASSOCS INC COM        COM              64120N100      184 12500.0000SH      SOLE                                 12500.0000
NIKE INC CL B                  COM              654106103      228 3604.0000SH       SOLE                                  3604.0000
NORTH EAST INS CO              COM              659164107      916 299000.0000SH     SOLE                                 299000.00
PENSKE MOTORSPORTS INC         COM              709598106      501 10100.0000SH      SOLE                                 10100.0000
PROGRESSIVE CORP OHIO          COM              743315103     1450 10000.0000SH      SOLE                                 10000.0000
R & B FALCON CORP COM          COM              74912E101      108 11500.0000SH      SOLE                                 11500.0000
RLI CORP                       COM              749607107     1362 35151.0000SH      SOLE                                 35151.0000
SERVICE CORP INTL COM          COM              817565104      250 13000.0000SH      SOLE                                 13000.0000
SLM HLDG CORP                  COM              78442a109     1550 33835.0000SH      SOLE                                 33835.0000
TERRA NOVA HLDGS LTD ORD CL A  COM              G87615103     3351 124400.0000SH     SOLE                                 124400.00
VALUE LINE INC COM             COM              920437100      542 13900.0000SH      SOLE                                 13900.0000
WARNER LAMBERT CO COM          COM              934488107      207 3000.0000SH       SOLE                                  3000.0000
WELLS FARGO & CO               COM              949746101    68094 1592845.3160SH    SOLE                5400.0000        1587445.3
WESCO FINL CORP COM            COM              950817106     2697 8700.0000SH       SOLE                                  8700.0000
MGI PPTYS INC                                   552885105     5664 200500.0000SH     SOLE                                 200500.00
TOWN & CTRY TR SH BEN INT                       892081100     1078 60300.0000SH      SOLE                                 60300.0000
DAVIS NY VENTURE FD CL A                        239080104      322 11152.544SH       SOLE                                  11152.544
HOUSEHOLD INTL CLL OPT 23.3750 LEA                            1232      260 SH       SOLE                                        260
HOUSEHOLD INTL CLL OPT 30.0000 LEA                             474      100 SH       SOLE                                        100
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